Segment reporting - Bookings and management EBITDA (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment reporting
Total revenue	$ 234,139	$ 252,780	$ 479,688	$ 434,094	$ 260,892
Operating segments
Segment reporting
Total revenue	234,139	252,780	479,688	434,094	260,892
Segment management EBITDA	(2,930)	52,753	113,143	113,349	133,308
Nexters Global Ltd
Segment reporting
Segment management EBITDA	12,381	62,711
Nexters Global Ltd | Operating segments
Segment reporting
External Bookings			472,394	434,094	260,892
Segment management EBITDA			138,647	$ 113,349	$ 133,308
All other segments
Segment reporting
Segment management EBITDA	(15,311)	(9,958)
All other segments | Operating segments
Segment reporting
External Bookings			7,294
Total revenue	8,676	3,467
Segment management EBITDA	$ (15,311)	$ (9,958)	$ (25,504)